Financial Instruments and Derivatives - Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Financial Instruments And Derivatives Carrying Amounts And Fair Values Of Financial Instruments [Abstract]
Long-term debt, Carrying Amount	$ 946,257	$ 1,099,454
Long-term debt, Fair Value	$ 999,247	$ 1,214,292